                                               1933 ACT REGISTRATION NO. 2-97596
                                              1940 ACT REGISTRATION NO. 811-4297

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 52
                                     -AND-
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 53

                                 VAN ECK FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                 212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

             THOMAS ELWOOD, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

             COPY TO: PHILIP NEWMAN, ESQ., GOODWIN PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109
      __________________________________________________________________

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


 [ ]   IMMEDIATELY UPON FILING PURSUANT   [ ]  ON MAY 1, 1998 PURSUANT TO
       TO PARAGRAPH (B)                         PARAGRAPH (B)

 [X]   60 DAYS AFTER FILING PURSUANT TO   [ ]  ON [DATE] PURSUANT TO
        PARAGRAPH (A)(1)                        PARAGRAPH (A)(1)

 [ ]   75 DAYS AFTER FILING PURSUANT TO   [ ]  ON (DATE) PURSUANT TO
        PARAGRAPH (A)(2)                        PARAGRAPH (A)(2) OF RULE
                                                485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

             ____________________________________________________

Title of securities being registered. Shares of beneficial interest, $.001 par value, of Asia Dynasty Fund.

                                 VAN ECK FUNDS
                              CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501 (B) OF REGULATION S-K
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED

                                   FORM N-1A
PART A
ITEM NO.                                LOCATION IN PROSPECTUS
--------                                ----------------------

1.  Cover Page                          Cover Page

2.  Synopsis                            The Funds

3.  Condensed Financial Information     Financial Highlights

4.  General Description of Registrant   Other Investments, Investment Policies,
                                        Investment Techniques and Risks.

5.  Management of the Fund              Management of the Funds;



6.  Capital Stock and Other Securities  Dividends and Capital Gains; Taxes;

7.  Purchase of Securities Being
    Offered                             How to buy, sell, exchange or transfer
                                        shares.

8.  Redemption or Repurchase            How to buy, sell, exchange or transfer
                                        shares.

9.  Pending Legal Proceedings           N/A


PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and History     N/A

13. Investment Objectives and Policies  Investment Objectives and Policies;
                                        Risk Factors; Investment Restrictions;
                                        Portfolio Transactions and Brokerage

14. Management of the Fund              Trustees and Officers

15. Control Persons and Principal       Trustees and Officers
    Holders of Securities

PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------


16. Investment Advisory and Other       Investment Advisory Services;The
    Services                            Distributor; Trustees and Officers;
                                        Additional Information

17. Brokerage Allocation and Other      Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities  General Information

19. Purchase, Redemption and Pricing    Valuation of Shares; Exchange
    of Securities Being Offered         Privilege; Tax-Sheltered Retirement
                                        Plans; Investment Programs;
                                        Redemptions in Kind

20. Tax Status                          Taxes

21. Underwriters                        The Distributor

22. Calculation of Performance Data     Performance

23. Financial Statements                Financial Statements

================================================================================

                                                                  Van Eck Global
--------------------------------------------------------------------------------
                                                                      PROSPECTUS

                                                                     _____, 1999


[GRAPHIC]

VAN ECK FUNDS

     Asia Dynasty Fund

















These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has endorsed the accuracy or adequacy of this prospectus. Any claim to the contrary is against the law.

--------------------------------------------------------------------------------

                                                   GLOBAL INVESTMENTS SINCE 1955

================================================================================


YOUR INVESTMENT DEALER IS:

For more detailed information, see the Statement of Additional Information
(SAI), which is incorporated by reference into this prospectus.

For free copies of SAIs, annual or semi-annual reports or other inquiries...

o Call Van Eck at 1-800-826-1115, or visit the Van Eck website at www.vaneck.com.

o    Go to the Public Reference Room of the Securities and Exchange Commission.

o Call the SEC at 1-800-SEC-0330, or write to them at the Public Reference Room, Washington, D.C. 20549-6009, and ask them to send you a copy. There is a duplicating fee for this service.

o    Download documents from the SEC's website at www.sec.gov

o The Fund's annual report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance last year.


[LOGO] Van Eck Global

Transfer Agent: Van Eck Funds
99 Park Avenue
New York, Ny 10016
1-800-221-2220
                                              SEC registration number: 811-04297

================================================================================
Table of Contents
================================================================================

I. THE FUNDS                                                               2

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL
RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT
BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

     ASIA DYNASTY FUND                                                     2


II. ADDITIONAL INVESTMENT STRATEGIES                                       5

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND
RISKS.


III. SHAREHOLDER INFORMATION                                              14

HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES;
MINIMUM PURCHASE AND ACCOUNT SIZE; HOW TO CHOOSE A CLASS OF SHARES;
YOUR PRICE PER SHARE; SALES CHARGES; RETIREMENT PLANS; DIVIDENDS AND
CAPITAL GAINS; TAXES; AND MANAGEMENT OF THE FUND.


IV. FINANCIAL HIGHLIGHTS                                                  16

TABLES THAT SHOW PER SHARE EARNINGS, EXPENSES,
AND PERFORMANCE OF THE FUND.

================================================================================

I. The Fund
================================================================================


INCLUDES A PROFILE OF THE FUND, ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

1. ASIA DYNASTY FUND PROFILE

OBJECTIVE

Asia Dynasty Fund seeks long-term capital appreciation by investing in the equity securities of companies outside of Japan that stand to benefit from Asian development.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund will invest at least 65% of total assets in common and preferred stocks and other equity securities of companies in, or expected to benefit from the growth of: Burma, Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Pakistan, Peoples Republic of China ("China"), the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam. The Fund may invest as much as 25% of total assets in one country. The Fund attempts to purchase securities with a high relative value to their share prices with excellent growth prospects. The Fund currently invests more than 25% of its total assets in Hong Kong.

PRINCIPAL RISKS

By definition, an Asian emerging markets fund involves above-average risk. Many emerging markets are much less liquid and much more volatile than the U.S. market. Asian countries, in particular, may have different or ineffective securities regulation. Their economies and politics can be extremely volatile. An investment in the Fund involves the risk of losing money.



2 VAN ECK GLOBAL PROSPECTUS

                                                     I. THE FUNDS / ASIA DYNASTY
================================================================================
Asia Dynasty Fund Performance
================================================================================

This chart illustrates the historic variability of risk of the Fund from year to year for a share of Asia Dynasty Fund (before sales charges) since Fund inception on 3/22/93. This chart describes past performance only, and should not be understood as a prediction for future results.

During the period covered, the Fund's highest performing quarter (ended 12/31/98) was 33.11%. The lowest performing quarter (ended 6/30/98) was -23.96%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Asia Dynasty Fund
Class A Shares Annual Total Returns (%)
As of December 31, 1998
1994                                                                      -18.72
1995                                                                        3.13
1996                                                                        6.53
1997                                                                      -32.10
1998                                                                       -0.26
--------------------------------------------------------------------------------

Fund performance is shown with sales charges subtracted. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------
Asia Dynasty Fund
1-, 5-Year and Life-of-Fund Performance
Plus a Comparison to the MSCI Far East Ex-Japan Free Index*
As of December 31, 1998

                         1 Year                5 Year          Life-of-Fund
Class A Shares           -4.99%               -10.44%            -1.28%

Class B Shares           -6.12%               -10.50%            -4.49%

MSCI Far East
Ex-Japan Free Index      -4.82%               -11.95%            -0.28%+
--------------------------------------------------------------------------------

* The Morgan Stanley Capital International (MSCI) Far East Ex-Japan Free Index is a market capitalization weighted index that captures the largest 60% of the publicly traded securities in each industry for nine Asian markets (excluding Japan); the index includes only shares available for purchase by foreign investors.

+    Life of Class A Shares; calculated from nearest month end (3/31/93).



                                                     VAN ECK GLOBAL PROSPECTUS 3

================================================================================
Asia Dynasty Fund Expenses
================================================================================


This table shows certain fees and expenses you will incur as a Fund investor if you buy and hold shares. You pay sales charges directly.

--------------------------------------------------------------------------------
Asia Dynasty Fund
Shareholder Expenses (fees paid directly from your investment)

                                                           CLASS I
Annual Fund Operating Expenses
   (Expenses that are deducted from Fund assets)

Management                                                  0.75%
Administration Fees                                         0.25%
Other Expenses                                              1.63%

Total Annual Fund Operating Expenses*                       2.63%
--------------------------------------------------------------------------------




The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical and assumes that expenses remain the same and you reinvest dividends and distributions. For a real investment, your actual expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                                  1 YEAR      3 YEAR         5 YEAR     10 YEAR
--------------------------------------------------------------------------------
Class I                            $266       $817           $1,395     $2,964
--------------------------------------------------------------------------------



4 VAN ECK GLOBAL PROSPECTUS

================================================================================
II. Additional Investment Strategies
================================================================================


OTHER INVESTMENTS, INVESTMENT POLICIES,
INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in any of the Funds involves "market risk" -- the risk that securities prices may go up or down.

OTHER INVESTMENT TECHNIQUES AND RISK




BORROWING




Definition          Borrowing to invest more is called "leverage." The first
                    four Funds named above may borrow up to 30% of their net assets to buy more securities. The two Gold Funds may borrow up to 50% of net assets in emergencies. All the Funds must maintain assets equal to 300% of borrowings, and must sell securities to maintain that margin, even if the sale hurts the Funds' investment positions.

Risk Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Funds expect to borrow only via negotiated loan agreements with commercials banks or other institutional lenders.



5 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
================================================================================

================================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)




Definition          These securities are backed by a group of mortgages. CMOs
                    are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

Risk                Mortgage holders often refinance when interest rates fall;
                    reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEFENSIVE INVESTING




Definition          A deliberate, temporary shift in portfolio strategy which
                    may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S.
                    or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

Risk "Opportunity cost" - i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. The Funds may not achieve their investment objective during periods of defensive investing.



                                                     VAN ECK GLOBAL PROSPECTUS 6

================================================================================

================================================================================


Fund Policies:
Basic Risk Management Rules

--------------------------------------------------------------------------------








1. Asia Dynasty Fund will not invest more than 15% of net assets in securities which are not readily marketable.


DERIVATIVES




Definition          A derivative is a security that derives its current value
                    from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The Funds use derivatives, either on their own, or in combination with other derivatives, to offset other investments with the aim of reducing risk -- that is called "hedging." The Funds also invest in derivatives for their investment value.

Risks Derivatives bear special risks, by their very nature. First, the Fund Advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Second, the price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" -- by borrowing -- an unanticipated price move might result in the Fund losing more than its original investment.

                    For a complete discussion of the kinds of derivatives the Funds use, and of their risks, please see the SAI.

DIRECT INVESTMENTS




Definition          Investments made directly with an enterprise via a
                    shareholder or similar agreements -- not via publicly traded shares or interests. Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.



7  VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
================================================================================

================================================================================

Risk A direct investment price as stated for valuation may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. Tax rates on realized gains from selling private issue holdings may be higher than taxes on gains from listed securities. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

                    The Funds will not invest more than 10% of assets in direct investments.

EMERGING MARKETS SECURITIES




Definition          Securities of companies which are primarily in developing
                    countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

Risk Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.


2. Asia Dynasty Fund will not purchase more than 10% of any class of securities of a company, or more than 10% of a company's outstanding securities. Asia Dynasty Fund may purchase more than 10% of any non-voting class of securities. Asia Dynasty Fund will not invest more than 25% of the value of their total assets in any one industry.

3. The Fund will not invest more than 10% of their total assets in other investment companies.




                                                     VAN ECK GLOBAL PROSPECTUS 8

================================================================================

================================================================================














FOREIGN SECURITIES




Definition          Securities issued by foreign companies, traded in foreign
                    currencies, or issued by companies with most of their business interests in foreign countries.

Risk Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different -- and less revealing -- than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular.

                    Some of these risks may be reduced when Funds invest indirectly in foreign issues via American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares
                    (GDSs), and others which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                    Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds' Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.











9 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
================================================================================

================================================================================




LOANS OF PORTFOLIO SECURITIES




Definition          The Fund may lend their securities, up to one-third of the value of their portfolios, to broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

Risk If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.











                                                    VAN ECK GLOBAL PROSPECTUS 10

================================================================================

================================================================================














PARTLY PAID SECURITIES




Definition          Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments -- the buyer "takes over payments," as it were.

Risk The buyer's rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.











11 VAN ECK GLOBAL PROSPECTUS

================================================================================

================================================================================

















REPURCHASE AGREEMENTS




Definition          In a repurchase agreement, a Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Funds enter into these agreements generally with member banks of the Federal
                    Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk There is a risk of a counterparty defaulting on a "repo," but it is generally small.


Year 2000

The Adviser's computer system or the systems of other service providers could have difficulties processing and calculating date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the problem in its own computers and to obtain assurances that comparable steps are being taken by its service providers. However, there can be no assurance that these steps will avoid any adverse impact on the Funds. The Fund is unable to determine with certainty how the Year 2000 problem will affect its investments in foreign securities and dealings with foreign exchanges.



                                                    VAN ECK GLOBAL PROSPECTUS 12

================================================================================
III. How The Funds Are Managed
================================================================================



          FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUNDS SELL SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUNDS.


1. MANAGEMENT OF THE FUNDS

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Funds. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Van Eck Worldwide Insurance Funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 (the "Adviser") serves as investment adviser to each of the Funds. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of March 31, 1999, total aggregate assets under the management of the Adviser were approximately $1.1 billion.

THE ADVISER, THE FUNDS, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Funds sell shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Funds do not foresee any disadvantages to shareholders from their offering the Funds to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders.

FEES PAID TO THE ADVISER

Asia Dynasty Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the average daily net assets.




13 VAN ECK GLOBAL PROSPECTUS

                                                         SHAREHOLDER INFORMATION
================================================================================

================================================================================


PORTFOLIO MANAGERS







DAVID SEMPLE David Semple is an Investment Director to the Adviser. He joined Van Eck in 1998 and has been in the investing business for 9 years.

DAVID HULME David Hulme is an Investments Analyst for the Adviser. He joined Van Eck in 1998 and has been in the investing business for 5 years.

THE TRUST

Van Eck Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

THE CUSTODIAN

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

THE TRANSFER AGENT

The Trust, 99 Park Avenue
New York, New York 10016
acts as its own transfer agent.

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

COUNSEL

Goodwin, Procter & Hoar LLP
One Exchange Place,
Boston, Massachusetts 02109

                                                    VAN ECK GLOBAL PROSPECTUS 14

================================================================================

================================================================================


2. FUND EXPENSES

Each Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. The Adviser paid organizational expenses for the Funds at their inception; these fees are being reimbursed to the Adviser by the Funds over sixty equal monthly installments. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Funds.

3. TAXES

Each Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Funds will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Funds intend to invest so as to qualify for this proviso.

Tax matters for insurance contract holders are described in the Contract prospectus.

4. HOW THE FUND SHARES ARE PRICED

Shares are bought or sold at net asset value. When an order is received at a Fund before 4:00 p.m. Eastern time on any day when the New York Stock Exchange is open for business, the trade will be effective that day. When an order is received after 4:00 p.m. the trade will be effective at the net asset values which are calculated on the next business day. The Funds are only priced on days when the New York Stock Exchange is open. Several Funds have shares which trade on foreign exchanges and the net asset value of these Funds may change on days that shareholders are unable able to purchase or sell their shares.

5. SHAREHOLDER INQUIRIES

For further information about the Funds, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Funds at the address on the cover page.



15 VAN ECK GLOBAL PROSPECTUS

IV. FINANCIAL HIGHLIGHTS

               The financial highlights tables are intended to help you understand the Funds financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report which is available upon request.

1. ASIA DYNASTY FUND*

------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class A Share outstanding throughout each year:

                                                                                     Year ended December 31,

                                                              1998            1997            1996            1995            1994
                                                         ---------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                                          $7.82          $13.21          $12.40          $12.13          $15.28
====================================================================================================================================

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (Loss)                                 (0.01)          (0.28)          (0.20)          (0.02)             --
Net Gain (Loss) on
  Investments (both Realized and Unrealized)                 (0.01)          (3.82)           1.01            0.40           (2.86)
====================================================================================================================================
Total from Investment Operations                             (0.02)          (4.10)           0.81            0.38           (2.86)
====================================================================================================================================

LESS DIVIDENDS AND DISTRIBUTIONS

From Dividends from
  Net Investment Income                                         --              --              --           (0.09)          (0.07)
From Distributions from
  Capital Gains                                                 --           (1.15)             --              --           (0.22)
From Tax Return of Capital                                      --           (0.14)             --           (0.02)             --

====================================================================================================================================
Total Dividends & Distributions                                 --           (1.29)             --           (0.11)          (0.29)
====================================================================================================================================

Net Asset Value,
  End of Year                                                $7.80           $7.82          $13.21          $12.40          $12.13

====================================================================================================================================
Total Return (a)                                             (0.26%)        (32.10%)          6.53%           3.13%         (18.72%)
====================================================================================================================================

RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000)                            $10,685         $12,873         $44,351         $64,275         $83,787
Ratio of Gross Expenses
  to Average Net Assets                                       3.13%           2.38%           2.42%           2.03%           1.85%
Ratio of Net Expenses
  to Average Net Assets                                       2.43%(b)        2.38%           2.42%           2.03%           1.85%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                      (0.09%)         (0.76%)         (0.73%)         (0.08%)            --
Portfolio Turnover Rate                                     121.96%         200.45%          52.99%          57.06%          51.08%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total dividends and return.

(b)  After expenses reduced by a custodian fee arrangement.

* There are financial highlights for the Class A shares which include a .50% distribution fee which is not present in Class I shares.

                                                    VAN ECK GLOBAL PROSPECTUS 16

                                 VAN ECK FUNDS
                     99 Park Avenue, New York, N.Y. 10016
                Shareholder Services: Toll Free (800) 544-4653

     Van Eck Funds (the "Trust") is a mutual fund consisting of six separate series. This Statement of Additional information relates only to Van Eck Asia Dynasty Fund (Class I) (the "Fund").

TABLE OF CONTENTS                                                         Page
-----------------
GENERAL INFORMATION......................................................    2
INVESTMENT OBJECTIVES AND POLICIES.......................................    2
RISK FACTORS    .........................................................    3
         INVESTING IN FOREIGN SECURITIES.................................    3
         EMERGING MARKETS SECURITIES.....................................    5
         FOREIGN CURRENCY TRANSACTIONS...................................    5
         FUTURES AND OPTIONS TRANSACTIONS................................    7
         MORTGAGE-BACKED SECURITIES......................................    9
         REAL ESTATE SECURITIES..........................................   10
         DEBT SECURITIES.................................................   11
         DERIVATIVES.....................................................   11
         CURRENCY SWAPS..................................................   12
         DIRECT INVESTMENTS..............................................   13
         REPURCHASE AGREEMENTS...........................................   13
         RULE 144A SECURITIES............................................   13
INVESTMENT RESTRICTIONS..................................................   14
INVESTMENT ADVISORY SERVICES.............................................   18
THE DISTRIBUTOR..........................................................   19
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................   21
TRUSTEES AND OFFICERS....................................................   24
VALUATION OF SHARES......................................................   27
TAXES....................................................................   29
REDEMPTIONS IN KIND......................................................   31
PERFORMANCE..............................................................   31
ADDITIONAL INFORMATION...................................................   34
FINANCIAL STATEMENTS.....................................................   34
APPENDIX.................................................................   35
MARKET INDEX DESCRIPTIONS................................................   38

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current Prospectus, dated _____, 1999 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number at the top of this page. Shareholders are advised to read and retain this Statement of Additional Information for future reference.

                STATEMENT OF ADDITIONAL INFORMATION - _____, 1999

                               GENERAL INFORMATION
                               -------------------

     Van Eck Funds (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of The Commonwealth of Massachusetts on April 3, 1985. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently six series of Van Eck Funds. This statement of Additional information relates only to Asia Dynasty Fund (Class I).









                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

Asia Dynasty Fund
-----------------

     Asia Dynasty Fund may invest in equity securities, warrants and equity options of companies located in, or expected to benefit from the developmental growth of the economies of countries located in the Asian region ("Asia Growth Companies"). Asia Growth Companies consist of companies that (a) are located in or whose securities are principally traded in an "Asian Region" country, as defined below, (b)(i) have at lease 50% of their assets in one or more countries located in the Asian Region or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to, from or within one or more countries located in the Asian Region or (c) have manufacturing or other operations in China that are significant to such companies. These investments are typically listed on stock exchanges or traded in the over-the-counter markets in Asian Region countries, but may be traded on exchanges or in markets outside the Asian Region. Similarly, the principal offices of these countries may be located outside these countries. These countries include Burma, Peoples Republic of China ("China"), Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam and, when the Fund is in a defensive posture, Australia, Japan and New Zealand. Currently, the Fund does not consider Australia, Japan and New Zealand to be part of the Asian Region. The countries constituting the Asian Region may be changed by the Board without shareholder approval. Equity securities for purposes of the 65% policy, include common and preferred stocks, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country, convertible preferred stocks and convertible debt instruments. Debt securities issued by Asia Growth Companies are typically unrated. The Fund may buy and sell financial futures contracts and options on financial futures contracts, forward currency contracts and put or call options on securities, securities indices and foreign currencies and foreign currency swaps. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

        The securities industry in China and laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China and certain of the other Asian Region countries do not have many securities laws of nationwide applicability. As changes to the Chinese legal system develop, foreign investors, including the Fund, may be adversely affected. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Asian Region countries.

     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the above Funds may hold securities and funds in foreign currencies, these Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States, and at times volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although these Funds endeavor to achieve most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by these Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

     Investments may be made from time to time Asia Dynasty Fund in companies in developing countries as well as in developed countries. Asia Dynasty Fund, and Global Hard Assets Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser ( FII) or to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     Since the Asia Dynasty Fund will invest at least 65% of its total assets in Asian region investments, its investment performance will be especially affected by events affecting Asian region companies. The value and liquidity of Asian region investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Asian region or their neighboring regions. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain countries in the Asian region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. Given the Fund's investments, the Fund will likely be particularly sensitive to changes in China's economy as the result of a reversal of economic liberalization, political unrest or changes in China's trading status.

         The securities markets in the Asian region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in the Asian region are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in the Asian region securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in the Asian region may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid Asian region securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, Asian region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

         The Chinese, Hong Kong and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has few securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Funds may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Funds in particular securities. The securities markets in Cambodia, Laos and Vietnam are currently non-existent.

         Asia Dynasty Fund will invest in Asian region countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

         Economies in the Asian region may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of the Asian region is affected by developments in the economies of its principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the United States President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         China governmental actions can have a significant effect on the economic conditions in the Asian region, which could adversely affect the value and liquidity of the Fund's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

         China and certain of the other Asian region countries do not have comprehensive systems of laws, although substantial changes have occurred in China in this regard in recent years. The corporate form of organization has only recently been permitted in China and national regulations governing corporations were introduced only in May 1992. Prior to the introduction of such regulations Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of litigation. Even where adequate law exists in China, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Funds, would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the changes to the Chinese legal system develop, the promulgation of new laws, existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Funds. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Asian region countries.

         Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


                           Emerging Markets Securities
                           ---------------------------

         Investments of the Funds (except U.S. Government Money Fund) may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

         Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares of may issuers may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair a Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, a Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.


                          Foreign Currency Transactions
                          -----------------------------




         Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Fund with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. Dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts, foreign exchange swaps (Asia Dynasty Fund, Global Leaders Fund, Global Hard Assets Fund only) and put and call options (all types of derivatives), to "lock in" the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

         Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Funds' investment adviser (or Sub-Adviser) will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

         The Funds will enter into forward contracts to duplicate a cash market transaction. Asia Dynasty Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

         In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

         A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

         The Adviser (or FII) will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash or U.S. government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

         It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that a Fund is obligated to deliver.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


                        Futures And Options Transactions
                        --------------------------------





         The Fund may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds because the maximum exposure is the amount of the premiums paid for the options. Futures contracts and options thereon are both types of derivatives.

         The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Funds may engage in these transactions for hedging purposes and for other purposes. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

         A Fund will not commit more then 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the fund's custodian to reflect changes in the value of the underlying futures contract.








         For hedging purposes, each Fund, and for other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval.

         The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When a Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying assets, the Fund may lost the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

         The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options for dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

         It is the policy of each of the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code") to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of the requirements is that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contract transactions may be materially limited by this test.




                           Mortgage-Backed Securities
                           --------------------------


         The Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when an U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

                             Real Estate Securities
                             ----------------------

         The Fund may invest a percentage of its assets in equity securities of REIT and other real estate industry companies or companies with substantial real estate investments. The Fund may invest a percentage of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments.

         REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

         REITS are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

                                 Debt Securities
                                 ---------------

         The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser or (Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser or (Sub-Adviser). During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high-grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or FII).

         New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

                                   Derivatives
                                   -----------

         The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of cash market transaction when deemed advantageous by the Funds' Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of the security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedge security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction cost on the sale of the underlying assets.

         When the Fund intends to acquire securities (or gold bullion or coins as the case may be) for their portfolio, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of futures contact). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds wold experience a loss as if they had owned the underlying security.

                                 Currency Swaps
                                 --------------

         Asia Dynasty Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.


         The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associates with ordinary portfolio transactions. If the Fund's investment adviser (or Sub-Adviser) is incorrect in its forecasts of market values and currency exchange rates and/or Hard Assets values, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

                               Direct Investments
                               ------------------







         Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. With respect to the Asia Dynasty Fund, such direct investments may be made in entities that are reasonably expected in the foreseeable future to become Asia Growth Companies, either by expanding current operations or establishing significant operations in the Asian Region.

         Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments

                              Repurchase Agreements
                              ---------------------

         The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of a Fund's total assets would then be invested in such repurchase agreements and other illiquid securities. A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

             Rule 144A Securities And Section 4(2) Commercial Paper
             ------------------------------------------------------

         The Securities and Exchange Commission adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. The Adviser (or
FII) anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers.

         The Adviser will monitor the liquidity of restricted securities in the Funds' holdings under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser (or FII) will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).

         In addition, commercial paper may be issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

         Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the 1940 Act may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with investment restrictions applicable to investments by the Funds in illiquid securities.

                             INVESTMENT RESTRICTIONS
                             -----------------------

         The following investment restrictions are in addition to those described in the Prospectus. Policies that are identified as fundamental may be changed with respect to a Fund only with the approval of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of a Fund's outstanding shares are present in person or by proxy, or (ii) more than 50% of a Fund's outstanding shares. As to any of the following policies, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the policy.




         With respect to Asia Dynasty Fund restrictions 1, 4, 6, 7, 10, 12, 13, 17, 18, 19 and 20, are not fundamental, unless otherwise provided for by applicable federal or state law.

         The Asia Dynasty Fund may not:

         1. Invest in securities which (i) are subject to legal or contractual restrictions on resale ("restricted security") or for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security if the result is that more than 10% of a Fund's net assets would be invested in such securities, and are "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% Asia Dynasty Fund's, net assets would be invested in such securities.

         2. Purchase or sell real estate, although the Asia Dynasty Fund may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are collateralized by interests in real estate.

         3. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract). The Fund may not commit more than 5% of their total assets to initial margin deposits on futures contracts.

         4. Exclusive of the Asia Dynasty Fund, purchase securities of other open-end investment companies except as part of a merger, consolidation, reorganization or acquisition of assets; Asia Dynasty Fund may not purchase more than 3% of the total outstanding voting stock of any closed-end investment company if more than 5% of any of these Funds' total assets would be invested in securities of any closed-end investment company, or more than 10% of such value in closed-end investment companies in general. In addition, Asia Dynasty Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

         5. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness and (ii) repurchase agreements. Asia Dynasty Fund may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets.


         6. As to 75% of the total assets of the Asia Dynasty Fund, purchase securities of any issuer, if immediately thereafter
                  (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or
                  (ii) more than 10% of the outstanding securities of any class of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities).

         7. Invest more than 5 percent of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

                  This restriction does not apply to Asia Dynasty Fund.

         8. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities).

         9. The Fund may not borrow money, except Asia Dynasty Fund may borrow up to 30% of the value of their respective net assets to increase their holdings of portfolio securities. The Funds will not borrow for the purpose of leveraging its portfolio but will borrow only for temporary or emergency purposes.

         10. Mortgage, pledge or otherwise encumber its assets except to secure borrowing effected within the limitations set forth in restriction (9).

         11. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts (iii) financial futures contracts purchased on margin Asia Dynasty Fund (iv) foreign currency swaps and (v) issuing multiple classes of shares.

         12. Make short sales of securities except that Asia Dynasty Fund may engage in the transactions specified in restrictions (2),
                  (3) and (14).

         13. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, with respect to Asia Dynasty Fund and may make initial or maintenance margin payments in connections with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (9).

         14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that Asia Dynasty Fund may purchase or sell puts and calls on foreign currencies and on securities described under "Options Transactions" herein and in the Prospectus and that Asia Dynasty Fund may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts.

         15. Make investments for the purpose of exercising control or management.

         16. Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Gold/Resources Fund and Global Hard Assets Fund and as otherwise stated in any Fund's fundamental investment objective, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

         17. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account.

         18. Purchase participations or other interests Asia Dynasty Fund in oil, gas or other mineral exploration or development programs.

         19. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges, or more than 2% of the value of the assets of a Fund (except Asia Dynasty Fund) in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities or received as dividends are not included in this restriction.

         20. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

         21. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

         With respect to restriction 3, forward foreign exchange contracts are not deemed to be a commodity or commodity contract.

         The following are not considered fundamental policies. Asia Dynasty Fund may, for hedging purposes, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. These Funds may not commit more than 5% of their total assets to initial margin deposits on futures contracts not used for hedging purposes.

         With respect to restriction 16, companies in different geographical locations will not be deemed to be in the same industry if the investment risks associated with the securities of such companies are substantially different. For example, although generally considered to be "interest rate sensitive," investing in banking institutions in different countries is generally dependent upon substantially different risk factors, such as the condition and prospects of the economy in a particular country and in particular industries, and political conditions.

                         INVESTMENT ADVISORY SERVICES
                         ----------------------------

         The investment adviser and manager of the Funds is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of July 30, 1985, as amended. The Adviser oversees an investment program for the Funds, subject to the overall supervision and review of the Board of Trustees. The Adviser is currently the oldest and largest gold manager investing in gold mining shares. The Adviser's team of gold managers and analysts average over 25 years of experience.





         The Adviser or FII provides the Funds with office space, facilities and simple business equipment and provides the services of consultants, executive and clerical personnel for administering their affairs. The Adviser compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly at the following annual rates: Asia Dynasty Fund pays a monthly fee at the rate of 0.75% as average daily net assets.

         The Adviser also performs administrative services for Asia Dynasty Fund pursuant to a written agreement. The Adviser is also responsible for providing accounting services to these Funds. For these accounting and administrative services, Asia Dynasty Fund each pays .25 of 1% of its respective average daily net assets.

         Advisory Agreements for all the Funds were reapproved by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to such Agreements or interested persons of any such party at a meeting held on April 22, 1998.

         The Advisory Agreement was approved by shareholders of the Asia Dynasty Fund on ________________; The Advisory Agreements and Sub-Advisory Agreement provide that they shall continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated on 60 days written notice by either party and will terminate automatically in the event of an assignment within the meaning of the Act.

         Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust. Mr. van Eck offered the first global mutual fund to U.S. investors in 1955 and offered the first gold fund to U.S. investors in 1968. Mr. van Eck, Chairman and President of the Trust and Van Eck Worldwide Insurance Trust, and members of his immediate, family own 100% of the voting stock of the Adviser.

                                THE DISTRIBUTOR
                                ---------------

         Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trusts have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreement with respect to all Funds was last reapproved by the action of the Trustees on April 22, 1998.

         The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

         Van Eck Securities Corporation retained distributing commissions on sales of shares of the Funds for the following fiscal years ended December 31 (except as noted) after reallowance to dealers as follows:

                                                 Van Eck Securities          Reallowance to
                                                 Corporation                 Dealers
                                                 -----------                 -------
Asia Dynasty Fund         1998                    $      787                 $   5,621
                          1997                         2,455                    13,752
                          1996                        22,269                   109,025

          Asia Dynasty Fund (Class A and B) have also adopted a Plan which provides for the compensation of brokers and dealers who sell shares of these Funds or provide servicing. The Plan for Asia Dynasty Fund (Class A) is a reimbursement type plan and provides for the payment of carry-over expenses to the Distributor, incurred in one year but payable in a subsequent year(s), up to the maximum for the Fund in any given year. Asia Dynasty Fund (Class B) Plans are compensation type plans with a carry-forward provision which provides that the Distributor recoup distribution expenses in the event the Plan is terminated. For the periods prior to April 30, 1999, the Distributor has agreed with respect to Plans with a carry-forward provision, notwithstanding anything to the contrary in the Plan, to waive its right to reimbursement of carry-forward amounts in the event the Plan is terminated unless the Board of Trustees has determined that reimbursement of such carry-forward amounts is appropriate.

         Pursuant to the Plans, the Distributor provides the Funds at least quarterly with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

         The Plan was last reapproved for all Funds, by the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on each such Plan on April 22, 1999. The Plan was approved by shareholders of the Asia Dynasty Fund (Class B) on August 31, 1993.

         A Plan shall continue in effect as to each Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the Act. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Funds, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons." The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plans, see the Prospectus.

                       PORTFOLIO TRANSACTION AND BROKERAGE
                       -----------------------------------

         The Adviser is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Most obligations in which the U.S. Government Money Fund invests are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

         In purchasing and selling the Fund's portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser or the FII will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

         In addition, the Adviser or the FII may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Adviser or FII under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses such as transfer agency, printing or other expenses. The services of the broker-dealer must be comparable to those of other qualified broker-dealers.

         The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser or FII are considered to be in addition to and not in lieu of services required to be performed by the Adviser under the relevant Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser or their affiliates.



         The table below shows the commissions paid on purchases and sales of portfolio securities by each Fund during its respective fiscal year, and the percentages of such amounts paid to brokers or dealers which furnished daily quotations to the Funds for the purpose of calculating daily per share net asset value and to brokers and dealers which sold shares of the Funds.

Fund (fiscal year end)                                                             1998
                                                                                Commissions
Asia Dynasty Fund (Class A and B) (12/31)                                       $  145,182
                                                                                   1997
                                                                                Commissions
Asia Dynasty Fund (Class A and B) (12/31)                                       $675,167

Fund (fiscal year end)                                                              1996
                                                                                Commissions
Asia Dynasty Fund (Class A and B) (12/31)                                       $643,451

         The Trustees periodically review the Adviser's and FII's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

         Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser and FII to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or FII may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         While it is the policy of the Fund generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Asia Dynasty Fund and anticipate that their annual portfolio turnover rates will not exceed 100%.

         The portfolio turnover rate of the Fund may vary greatly from year to year. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

         The Adviser and related persons, may from time to time, buy and sell for their own accounts securities recommended to clients for purchase or sale. The Adviser recognizes that this practice may result in conflicts of interest. However, to minimize or eliminate such conflicts a Code of Ethics has been adopted by the Adviser which requires that all trading in securities suitable for purchase by client accounts must be approved in advance by a person familiar with purchase and sell orders or recommendations. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale on behalf of a client account within seven days; or if the security has been purchased or sold or recommended for purchase or sale by a client account, it is determined that the trading activity will not have a negative or appreciable impact on the price or market of the security or the activity is of such a nature that it does not present the dangers or potential for abuses or likely to result in harm or detriment to a client account. At the end of each calendar quarter, all related personnel of the Adviser are required to file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.


                              TRUSTEES AND OFFICERS
                              ---------------------

         The Trustees and Officers of the Van Eck Funds, their address, position with the Trust and principal occupations during the past five years are set forth below.

Trustees of Van Eck Funds:

----------------------------------------------------------------------------------------------------------
John C van Eck @*                Chairman of the Board and            Chairman of the Board and
575 Park Avenue                  Trustee                              Director and President of other
New York, NY                                                          Investment Companies advised by
                                                                      the Adviser, Chairman, Van Eck
                                                                      Associates Corporation
                                                                      (investment adviser) and Van
                                                                      Eck Securities Corporation
                                                                      (broker-dealer); Director,
                                                                      Eclipse Financial Assets Trust
                                                                      (Mutual Fund) Former director
                                                                      of Abex Inc. (aerospace)

----------------------------------------------------------------------------------------------------------
Jeremy Biggs @#+                 Trustee                              Trustee of other investment
1220 Park Avenue                                                      companies advised by the
New York, NY 10128                                                    Adviser, Vice Chairman,
                                                                      Director, and Chief Investment
                                                                      Officer of Fiduciary Trust
                                                                      Company International
                                                                      (investment manager), parent
                                                                      company of Fiduciary
                                                                      International, inc., Chairman
                                                                      of the Davis Funds Group
                                                                      (mutual funds management
                                                                      company) Treasurer and Director
                                                                      of Royal Oak Foundation (the UK
                                                                      National Trust); Director and
                                                                      former of the Union Settlement
                                                                      Association (the community
                                                                      service organization); First
                                                                      Vice President , Trustee and
                                                                      Chairman of Finance Committee
                                                                      of the St. James School, St.
                                                                      James Maryland.

Richard Cowell #+                Trustee                              Trustee of other investment
240 El Vedado Way                                                     companies advised by the
Palm Beach Florida                                                    Adviser; Private Investor;
                                                                      Director West Indies &
                                                                      Caribbean Development Ltd.
                                                                      (real estate)

Philip DeFeo                     Trustee                              Trustee of other investment
99 Park Avenue                                                        companies advised by the
New York, New York                                                    Adviser; Former, President of
                                                                      Van Eck Associates Corporation
                                                                      and Van Eck Securities
                                                                      Corporation Former Executive
                                                                      Vice President Cedel
                                                                      International

Wesley G. McCain #+              Trustee                              Trustee of other affiliated
40 East 30th Street                                                   investment companies advised or
New York, New York                                                    administered by the Adviser;
                                                                      Chairman and Owner, Towneley
                                                                      Capital Management, Inc.;
                                                                      Chairman, Eclipse Funds; Chairman
                                                                      and Owner, Eclipse Financial
                                                                      Services Inc.; General Partner,
                                                                      Pharaoh Partners, L.P.; Principal,
                                                                      Pharaoh Partners, (Cayman) LDC;
                                                                      President and Owner, Millbrook
                                                                      Associates, Imc.; Trustee, Libre
                                                                      Group Trust, Director, Libre
                                                                      Investments (Cayman) Ltd.; Former
                                                                      Director, International Investors
                                                                      Incorporated.

David Olderman #                 Trustee                              Trustee of other investment
40 East 52nd Street                                                   companies advised by the Adviser;
New York, New York                                                    Chairman of the Board, American
                                                                      Copy Equipment Company; Chairman
                                                                      of the Board Brighton Partners Inc.

Ralph Peters #*                  Trustee                              Trustee of other investment
66 Strimples Road                                                     companies advised by the Adviser;
Stockton, New Jersey                                                  Director Sun Life Insurance and
                                                                      Annuity Company of New York;
                                                                      Director U.S. Life Income Fund

Richard Stamberger #             Trustee                              Trustee of another investment
888 17th Street                                                       companies advised by the Adviser;
Washington, D.C.                                                      Principal, National Strategies,
                                                                      Inc., Partner and Co-Founder,
                                                                      Quest partners, LLC, Executive
                                                                      Vice President, Chief Operating
                                                                      Officer and a Director of NuCable
                                                                      Resources Corporation

Jan van Eck @**                  Trustee                              Officer and Director of Van Eck
99 Park Avenue                                                        Associates Corporation Van Eck
New York, New York                                                    Securities and other affiliated
                                                                      companies

Derek van Eck @**                Trustee and Officer                  Officer and Director of Van Eck
99 Park Avenue                                                        Associates Corporation Van Eck
New York, New York                                                    Securities and other affiliated
                                                                      companies

Officer of the Trust:

Bruce Smith                      Vice President and Treasurer         Officer of other investment
99 Park Avenue                                                        companies advised by the
New York, New York                                                    Administrator; Senior Managing
                                                                      Director, Portfolio Accounting of
                                                                      Van Eck Associates Corporation and
                                                                      Senior Managing Director of Van
                                                                      Eck Securities.

Thomas Elwood                    Vice President and Secretary         Officer of other investment
99 Park Avenue                                                        companies advised by the
New York, New York                                                    Administrator; Vice President,
                                                                      Secretary and General Counsel of
                                                                      Van Eck Associates Corporation and
                                                                      Van Eck Securities; former
                                                                      Assistant Counsel Jefferson Pilot
                                                                      Financial Insurance Company and
                                                                      officer of other investment
                                                                      companies advised by Jefferson
                                                                      Pilot Financial Insurance and its
                                                                      affiliates.

Joseph  DiMaggio                 Controller                           Officer of other investment
99 Park Avenue                                                        companies advised by the Adviser;
New York, New York                                                    Director of  Portfolio Accounting
                                                                      of Van Eck Associates Corporation.

Charles Cameron                  Vice President                       Vice President of another
99 Park Avenue                                                        investment company advised by the
New York, New York                                                    Adviser

Susan Lashley                    Vice President                       Officer of other investment
99 Park Avenue                                                        companies advised by the
New York, New York                                                    Administrator.

Kevin Reid                       Vice President                       Officer of other investment
99 Park Avenue                                                        companies advised by the
New York, New York                                                    Administrator.

Gregory Krenzer                  President of U.S. Government         Research analyst and Portfolio
99 Park Avenue                   Money Fund                           Assistant (Global Fixed Income) of
New York, New York                                                    Van Eck Associates Corporation.

Susan Min                                                             Assistant Secretary of other
99 Park Avenue                   Assistant Secretary                  investment companies advised or
New York, New York                                                    administered by the Adviser, Staff
                                                                      Attorney of Van Eck Associates
                                                                      Corporation.

 ---------------------------------------------------------------------------------------------------------

______

@        An "interested person" as defined in the 1940 Act.
* Member of Executive Committee -exercises general powers of Board of Trustees between meetings of the Board.
**       Son of Mr. John C. van Eck
#        Member of the Nominating Committee.
+ Member of the Audit Committee -reviews fees, services, procedures, conclusions and recommendations of independent auditors.

                               Compensation Table

---------------------------------------------------------------------------------------------------------------
Name of Person            Aggregate              Pension or Retirement           Total Compensation From Fund
Position                  Compensation From      Benefits Accrued As             and Fund Complex (a) Paid to
                          Fund                   Part of Fund Expenses           Directors
---------------------------------------------------------------------------------------------------------------
John C. van Eck           $     0                $     0                         $     0
---------------------------------------------------------------------------------------------------------------
Jeremy Biggs              $     0                $20,467                         $39,250
---------------------------------------------------------------------------------------------------------------
Richard Cowell            $20,467                $     0                         $33,500
---------------------------------------------------------------------------------------------------------------
Philip DeFeo              $     0                $     0                         $     0
---------------------------------------------------------------------------------------------------------------
Wesley McCain             $     0                $20,467                         $39,250
---------------------------------------------------------------------------------------------------------------
David Olderman            $     0                $16,496                         $31,250
---------------------------------------------------------------------------------------------------------------
Ralph Peters              $18,940                $     0                         $31,000
---------------------------------------------------------------------------------------------------------------
Richard Stamberger        $  9469                $  9469                         $31,000
---------------------------------------------------------------------------------------------------------------
Jan van Eck               $     0                $     0                         $     0
---------------------------------------------------------------------------------------------------------------
Derek van Eck             $     0                $     0                         $     0
---------------------------------------------------------------------------------------------------------------

(a) The term "fund complex" refers to the Funds of the Trust, the series of the Van Eck Worldwide Insurance Trust and the Van Eck/Chubb, Funds, Inc., which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.

         As of February 16, 1999, all of the Officers and Trustees of the Trust as a group owned the number of shares indicated of each Fund: 31,637.98 shares of Asia Dynasty Fund - Class A, equal to approximately 2.2% of the shares outstanding; As of February 16, 1999, all of the Officers and Trustees of the Trust as a group owned less than 1% of shares outstanding of each of the other Funds and Classes.

         As of February 16, 1999, the following persons owned 5% or more of the shares of the Fund(s) indicated below:

Asia Dynasty Fund (Class B shares)
----------------------------------
  MLPF&S for the sole benefit            41.43%
      of its customers
  4800 Deer Lake Drive East

Asia Dynasty Fund (Class A shares)
----------------------------------
MLPF&S for the sole benefit                   12.95%
     of its customers
4800 Deer Lake Drive East
3rd Floor
Jacksonville, FL 32246-6484

                               VALUATION OF SHARES
                               -------------------

         The net asset value per share of the Fund is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Years Day, Martin Luther King Jr.'s birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

         Dividends paid by a Fund with respect to Class A, Class B and Class C shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the higher distribution services fee and any incremental transfer agency costs relating to Class B or Class C shares will be borne exclusively by that Class. The Trustees have determined that currently no conflict of interest exists between the Class A and Class B shares or Class A and Class C shares. On an ongoing basis, the Board of Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

         Shares are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share. The net asset value need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund has been received.

         The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, in which case the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

         Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                     TAXES
                                     -----

Taxation of the Fund - In General
---------------------------------

         The Fund intends to continue to continue to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

         As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its net investment income and short-term capital gains for the taxable year are distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

         The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Funds' Investments
----------------------------------

         Options and Futures Transactions. Certain of the Funds' investments may
         --------------------------------
be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Funds' income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Funds make such investments may be materially limited by these provisions of the Code.

         Foreign Currency Transactions. Under Section 988 of the Code, special
         -----------------------------
rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts," and from unlisted options are treated as ordinary income or loss under Section 988. The Funds may elect to have foreign currency-related regulated futures contracts and listed options subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Funds may elect capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Funds.

Taxation of the Shareholders
----------------------------

         Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

         Distributions of net investment income and capital gain net income will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Funds, the amount of the distribution deemed to have been received by participating shareholders is the fair market value of the shares received rather than the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Funds equal to the fair market value of such share on the payment date.

         Distributions by the Funds result in a reduction in the net asset value of the Funds' shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a return of their investment upon distribution which will nevertheless be taxable to them.

         If a shareholder (i) incurs a sales load in acquiring shares in the Funds, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load ("reinvestment right"), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder's gain or loss. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

         Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Funds' assets at the close of a taxable year consists of securities of foreign corporations, the Funds may make an election that will permit an investor to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Funds, subject to limitations contained in the Code. As an investor, you would then include in gross income both dividends paid to you and the foreign taxes paid by the Funds on their foreign investments.

         The Funds cannot assure investors that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

         The Funds may be required to withhold federal income tax at a rate of 31% from dividends made to any shareholder who fails to furnish a certified taxpayer identification number ("TIN") or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Funds as having provided the Funds with an incorrect TIN or failed to properly report for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return.

         The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Funds and investors in the shares. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Funds, or to all categories of investors, some of which may be subject to special rules. Investors should consult their own advisors regarding the tax consequences, including state and local tax consequences, to them of investment in the Funds.

                              REDEMPTIONS IN KIND
                              -------------------

         Each Fund has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                  PERFORMANCE
                                  -----------

         The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      =======================================================================
               P(1+T)/to the power of n/ = ERV

      Where:   P=A hypothetical initial payment of $1,000
               T=Average annual total return
               n=Number of years
               ERV=Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;
      =======================================================================

         The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

         Average Annual Total Return for the Period ended December 31, 1998 (after maximum sales charge).

                                                   1 Year             5  Years         10 Years         Life
Asia Dynasty Fund (Class A)                        (4.99)%            (10.44)%             --          (1.28)%
Asia Dynasty Fund (Class B)                        (6.12)%            (10.50)%             --          (4.49)%

         The Asia Dynasty Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


    ========================================================================
                 YIELD = 2[(A-B/CD + 1)/to the power of 6/-1]

    Where:   A        =        dividends and interest earned during the
                               period
             B        =        expenses accrued for the period (net of
                               reimbursement)
             C        =        the average daily number of shares
                               outstanding during the period that were
                               entitled to receive dividends
             D        =        the maximum offering price per share on
                               the last day of the period after
                               adjustment for payment of dividends
                               within 30 days thereafter
    ========================================================================

         The Asia Dynasty Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

            =======================================================
                     [(B-A)/A](100)=ATR
            Where:   A=initial investment
                     B=value at end of period
                     ATR=aggregate total return
            =======================================================

The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Advertising Performance
-----------------------





                            ADDITIONAL INFORMATION
                            ----------------------

         Custodian. State Street Bank and Trust Company, 225 Franklin Street,
         ---------
Boston, NA 02710 is the custodian of the Trust's portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

         Independent Accountants. Ernst & Young LLP, 787 Seventh Avenue, New
         -----------------------
York, New York 10019, serve as the independent accountants for the Trust.

         Counsel. Goodwin, Procter & Hoar, LLP Exchange Place, Boston,
         -------
Massachusetts 02109 serves as counsel to the Trust.

                             FINANCIAL STATEMENTS
                             --------------------

         The financial statements of Asia Dynasty Fund for the fiscal year ended December 31, 1998, are hereby incorporated by reference from the Funds' Annual Reports to Shareholders, which are available at no charge upon written or telephone request to the Trust at the address or telephone numbers set forth on the first page of this Statement of Additional Information.

                                   APPENDIX
                                   --------

PART A.

Corporate Bond Ratings
----------------------

         Description of Moody's Investors Service, Inc. corporate bond ratings:

         Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Description of Standard & Poor's Corporation corporate bond ratings;

         AAA --Bonds rated AAA have the highest rating assigned by S&P to a debt obligations. Capacity to pay interest and repay principal is extremely strong.

         AA --Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A --Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB --Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Preferred Stock Ratings
-----------------------

         Moody's Investors Service, Inc. describes its preferred stock ratings as:

         aaa -An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

         aa -An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a -An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa -An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba -An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b -An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa -An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

         ca -An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         c -This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of every attaining any real investment standing.

         Standard & Poor's Corporation describes its preferred stock ratings as:

         AAA -This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA -A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A -An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

         BBB -An issue rated BBB is regarded as backed by an adequate capacity to play the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

         BB,B,CCC -Preferred stocks rated BB,B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Debt Ratings
-----------------------

         Description of Moody's short-term debt ratings:

         Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by may of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liquidity is maintained.

         Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's short-term debt ratings:

         A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

         A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B--Issues rated B are regarded as having only speculative capacity for timely payment.

         C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


PART B
------

         The publications and services from which the Funds will quote performance are: Micropal, Ltd. (an international investment fund information service), Fortune, Changing Times, Money, U.S. News & World Report, Money Fund Scorecard, Morningstar, Inc., Business Week, Institutional Investor, The Wall Street Journal, Wall Street Transcripts, New York Post, Investment Company Institute publications, The New York Times, Barron's, Forbes magazine, Research magazine, Donaghues Money Fund Report, Donaghue's Money Letter, The Economist, FACS, FACS of the Week, Financial Planning, Investment Daily, Johnson's Charts, Mutual Fund Profiles (S&P), Powell Monetary Analysis, Sales & Marketing Management Magazine, Life magazine, Black Enterprise, Fund Action, Speculators Magazine, Time, NewsWeek, U.S.A Today, Wiesenberger Investment Service, Mining Journal Quarterly, Mining Journal Weekly, Northern = 0Miner, Gold Gazette, George Cross Newsletter, Engineering and Mining Journal, Weekly Stock Charts-Canadian Resources, Jeweler's Circular Keystone, Financial Times, Journal of Commerce, Mikuni's Credit Ratings, Money Market Directory of Pension Funds, Oil and Gas Journal, Pension Funds and Their Advisers, Investment Company Data, Inc., Mutual Funds Almanac, Callan Associates, Inc., Media General Financial Services, Financial World, Pensions & Investment Age, Registered Investment Advisors, Aden Analysis, Baxter Weekly, Congressional Yellow Book, Crain's New York Business, Survey of Current Business, Treasury Bulletin, U.S. Industrial Outlook, Value Line Survey, Bank Credit Analyst, S&P Corporation Records, Euromoney, Moody's, Investment Dealer's Digest, Financial Mail, Financial Post, Futures, Grant's Interest Rate Observer, Institutional Investor, International Currency Review, International Bank Credit Analyst, Investor's Daily, German Business Weekly, GATT Trade Annual Report, and Dimensional Fund Advisers, Inc.


                            MARKET INDEX DESCRIPTIONS

         Morgan Stanley Capital International Europe, Australia, Far East Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,079 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

         Morgan Stanley Capital International Real Estate Index: An arithmetic, market value-weighted average of the performance of property shares worldwide.

         Morgan Stanley REIT Index: A capitalization-/weighted index with dividends reinvested of most actively traded real estate invest trusts.

         NAREIT Equity Index: A capitalization-weighted index comprised of publicly traded equity real estate investment trusts excluding mortgages REITS.

         Morgan Stanley Capital International World Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,515 companies listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries.

         Morgan Stanley Capital International Combined Far East ex-Japan Free
Index: An arithmetic, market value-weighted average of the performance of companies listed on the stock exchanges of the following countries: Hong Kong, Indonesia, Korea (Korea is included at 20% of its market capitalization in the Combined Free Index), Malaysia, Philippines Free, Singapore Free and Thailand. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above seven countries.

         Salomon Brothers World Bond Index (US$ terms): Measures the total return performance of high quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian Dollars, Canadian Dollars, European Currency Units, French Francs, Japanese Yen, Netherlands Guilder, Swiss Francs, UK pounds Sterling, US Dollars and German Deutsche Marks. Only high-quality, straight issues are included. The index is calculated on both a weighted basis and an unweighted basis. Generally, index samples for each market are restricted to bonds with at least five years' remaining life.

         Salomon Brothers World Government Bond Index (US$ terms): The WGBI includes the Government bonds markets of the United States, Japan, Germany, France, the United Kingdom, Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden and Austria. Country eligibility is determined based on market capitalization and investability criteria. A market's eligible issues must total at least US$20 billion, Y2.5 trillion and DM30 billion for three consecutive months for the market to be considered eligible for inclusion. Once a market satisfies this criteria, it will be added at the end of the following quarter. Guidelines by which a market may be excluded from the index have also been established. A market will be excluded if the market capitalization of eligible issues falls below half of all of the entry levels for six consecutive months. Once again, the market will be removed at the end of the following quarter. In addition, market entry barriers are a reason for exclusion despite meeting the size criteria (for example, if a market discourages foreign investor participation).

         Salomon Brothers World Property Equity Index: A top-down, float capitalization-weighted index that includes shares of approximately 380 companies in 19 countries.

         Wilshire REIT Securities Index: A capitalization-weighted index comprised of publicly traded equity real estate investment trusts excluding mortgages REITS.

         GPR - Life Global Real Estate Securities Index: A market capitalization-weighted index of property companies in 33 countries.

         Gross Domestic Product: The market value of all final goods and services produced by labor and property supplied by residents of the United States in a given period of time, usually one year. Gross Domestic Product comprises (1) purchases of persons (2) purchases of governments (Federal, State & Local) (3) gross private domestic investment (includes change in business inventories) and (4) international trade balance from exports. Nominal GDP is expressed in 1993 dollars. Real GDP is adjusted for inflation and is currently expressed in 1987 dollars.

                                    PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

a.) Financial Statements included in Prospectus (Part A):

           Financial Highlights or Selected per Share Data and Ratios of Asia Dynasty Fund for the fiscal period ended December 31, 1993, and for the years ended December 31, 1994, 1995 and 1996, for the year ended December 31, 1997 (audited) for the year ended December 31, 1998 (audited); of Global Balanced Fund for the fiscal period ended December 31, 1993 and for the years ended December 31, 1994, 1995 and 1996, for the year ended December 31, 1997 (audited) for the year ended December 31, 1998 (audited); of Global Hard Assets Fund for the fiscal period ended December 31, 1994 and for the years ended December 31, 1995 and 1996, for the year ended December 31, 1997 (audited) for the year ended December 31, 1998 (audited); for Gold/Resources Fund for the years ended December 31, 1987, 1988, 1989 and 1990 (not audited by Coopers & Lybrand LLP, the Fund's current auditors), and for the years ended December 31, 1991, 1992, 1993, 1994, 1995 and 1996, for the year ended December 31, 1997 for the year ended December 31, 1998 (audited); for International Investors Gold Fund for the years ended December 31, 1992 and 1993, for the fiscal period or year ended December 31, 1994 and for the years ended December 31, 1995 and 1996, for the year ended December 31, 1997 for the year ended December 31, 1998 (audited); and for U.S. Government Money Fund for the years ended December 31, 1992, 1993, 1994, 1995 and 1996, for the year ended December 31, 1997 for the year ended December 31, 1998 (audited);

The audited financial statements of the Registrant are included in Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1998, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

Asia Dynasty Fund - Investment Portfolio at December 31, 1998;

Asia Dynasty Fund - Statement of Assets and Liabilities at December 31,
                     1998;

Asia Dynasty Fund - Statement of Operations for the year ended December 31,
                     1998;

Asia Dynasty Fund - Statement of Change in Net Assets for the year ended
                     December 31, 1997 and 1998;

Asia Dynasty Fund - Financial Highlights for the period September 1, 1993 to
                     December 31, 1993, the year ended December 31, 1994, 1995, 1996, 1997 and 1998;

Asia Dynasty Fund - Notes to Financial Statements Report of Independent
                     Accountants February 22, 1999.

Global Balanced Fund - Investment Portfolio at December 31, 1998;

Global Balanced Fund - Statement of Assets and Liabilities at December 31,
                        1998;

Global Balanced Fund - Statement of Operations for the year ended December 31,
                        1998;

Global Balanced Fund - Statement of Change in Net Assets for the year ended
                        December 31, 1997 and 1998;

Global Balanced Fund - Financial Highlights for the period December 20, 1993 to
                        December 31, 1993, the year ended December 31, 1994, 1995, 1996, 1997 and 1998;

Global Balanced Fund - Notes to Financial Statements Report of Independent
                        Accountants February 22, 1999.



Global Hard Assets Fund - Investment Portfolio at December 31, 1998;

Global Hard Assets Fund - Statement of Assets and Liabilities at December 31,
                           1998;

Global Hard Assets Fund - Statement of Operations for the year ended December
                           31, 1998;

Global Hard Assets Fund - Statement of Change in Net Assets for the year ended
                           December 31, 1997 and 1998;

Global Hard Assets Fund - Financial Highlights for the period from November 2,
                           1994 to December 31, 1994, for the period from April 24, 1996 to December 31, 1996, the year ended December 31, 1995, 1996, 1997 and 1998;

Global Hard Assets Fund - Notes to Financial Statements Report of Independent
                           Accountants February 22, 1999.



Gold/Resources Fund - Investment Portfolio at December 31, 1998;

Gold/Resources Fund - Statement of Assets and Liabilities at December 31,
                       1998;

Gold/Resources Fund - Statement of Operations for the year ended December 31,
                       1998;

Gold/Resources Fund - Statement of Change in Net Assets for the year ended
                       December 31, 1997 and 1998;

Gold/Resources Fund - Financial Highlights for the year ended December 31,
                       1993, 1994, 1995, 1996, 1997 and 1998;

Gold/Resources Fund - Notes to Financial Statements Report of Independent
                       Accountants February 22, 1999.

International Investors Gold Fund - Investment Portfolio at December 31,
                                     1998;

International Investors Gold Fund - Statement of Assets and Liabilities at
                                     December 31, 1998;

International Investors Gold Fund - Statement of Operations for year ended
                                     December 31, 1998;

International Investors Gold Fund - Statement of Change in Net Assets for the
                                     year ended December 31, 1997 and 1998;

International Investors Gold Fund - Financial Highlights for the year ended
                                     December 31, 1993, 1994, 1995, 1996, 1997
                                     and 1998;

International Investors Gold Fund - Notes to Financial Statements Report of
                                     Independent Accountants February 22,
                                     1999.

U.S. Government Money Fund - Investment Portfolio at December 31, 1998;

U.S. Government Money Fund - Statement of Assets and Liabilities at December 31,
                              1998;

U.S. Government Money Fund - Statement of Operations for year ended December 31,
                              1998;

U.S. Government Money Fund - Statement of Change in Net Assets for the year ended December 31, 1997 and 1998;

U.S. Government Money Fund - Financial Highlights for the year ended December
                              31, 1993, 1994, 1995, 1996, 1997 and 1998;

U.S. Government Money Fund - Notes to Financial Statements Report of Independent
                              Accountants February 22, 1999.

b) Exhibits (An * denotes inclusion in this filing)

(1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596); Form of First Amendment to Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596). Form of Second Amendment to Master Trust Agreement (incorporated by reference to Pre-Effective Amendment No. 1). Form of Third Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Form of Fourth Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 3). Form of Fifth Amendment to the Master Trust Agreement, adding World Income Fund as a series to the trust (incorporated by reference to Post-Effective Amendment No. 7). Form of Sixth Amendment to Master Trust Agreement, adding International Investors Fund as a series of the Trust and establishing investment limitations therefore, respectively, (incorporated by reference to Post-Effective Amendment No. 17). Form of Seventh Amendment to the Master Trust Agreement, adding Short-Term World Income Fund and International Equities Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 19).

(1)(b) Form of Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 20); Form of Amendment to the Master Trust Agreement changing the name of Short-Term World Income Fund to Short-Term World Income Fund-C and changing the name of International Equities Fund to International Growth Fund (incorporated by reference to Post-Effective Amendment No. 20); Form of Second Amendment to the Amended and Restated Master Trust Agreement adding Asia Dynasty Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 23); Third Amendment to the Amended and Restated Master Trust Agreement adding Global Balanced Fund as a series of the Trust and changing the name of International Investors Fund to International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 29); Fourth Amendment to the Amended and Restated Master Trust Agreement adding Global SmallCap Fund and Asia Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 30); Form of Fifth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Form of Sixth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Seventh Amendment to Amended and Restated Master Trust Agreement adding Global Hard Assets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 36); Eighth Amendment to Amended and Restated Master Trust Agreement adding Gold Opportunity Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 37); Ninth Amendment to the Amended and Restated Master Trust Agreement adding Class B shares to Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund series of the Trust (incorporated by reference to Post-Effective Amendment No. 39).

(1)(c) Tenth Amendment to Amended and Restated Master Trust Agreement adding Emerging Markets Growth Fund (to be filed by Amendment).

(2) By-laws of Registrant (incorporated by reference to Registration Statement No. 2-97596).

(3)      Not Applicable.

(4)(a) Form of certificate of shares of beneficial interest of the World Trend Fund (incorporated by reference to Pre-Effective Amendment No. 1). Forms of certificates of shares of beneficial interest of Gold/Resources Fund and

         U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Form of certificate of shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); Forms of certificates of shares of beneficial interest of the Short-Term World Income Fund-C and International Growth Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of Class B shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No.
         26); Form of certificate of Class A and Class B shares of beneficial interest of Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 26); Form of certificate of Class B shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 29); Certificate of Class A shares of beneficial interest of the World Income Fund; Form of certificate of Class A and Class B shares of beneficial interest of Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 30); Form of certificate of Class A and Class C shares of beneficial interest of Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 33); Form of certificate of Class A and Class C shares of beneficial interest of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 35); Form of certificate of Class B shares of beneficial interest of Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 39.

(4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

(5)(a) Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(5)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6)

(5)(c) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23).

(5)(d) Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 31).

(5)(e) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); and. Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 34)

(5)(f) Advisory Agreement between Van Eck Associates Corporation and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(5)(g) Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37).

(5)(h) Sub-Advisory Agreement among Fiduciary International, Inc., Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 27).

(5)(i) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Emerging Markets Growth Fund (originally called Global Emerging Markets Fund) (incorporated by reference to Post-Effective Amendment No. 36).




(5)(k)   Form of Sub-Advisory Agreement among Peregrine Asset Management (Hong
         Kong) Limited, Van Eck Associates Corporation and Van Eck Funds with respect to Emerging Markets Growth Fund (originally called Global Emerging Markets Fund) (incorporated by reference to Post-Effective Amendment No.46).

(6)(a) Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(6)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); and Letter Agreement to add Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23)

(6)(c) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); Letter Agreement to add Gold/Resources Fund-C, International Investors Gold Fund-C, Global SmallCap Fund-C and Asia Infrastructure Fund-C (incorporated by reference to Post-Effective Amendment No.
           34); Letter Agreement to add Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36); Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37); Form of Letter Agreement adding Asia Select Portfolios (incorporated by reference to Post-Effective Amendment No. 41); and Form of Letter Agreement adding Core International Index Fund (incorporated by reference to Post-Effective Amendment No. 42)

(6)(d) Amendment to Form of Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 9).

(6)(e) Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 12).

(6)(f) Letter Agreement to add Emerging Markets Growth Fund (to be filed by amendment).

(7) Form of Deferred Compensation Plan (incorporated by reference to Post-Effective Amendment No. 40).

(8)        Global Custody Agreement, as amended (to be filed by amendment).




(9)(a) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. utilized by World Income Fund, and Forms of Procedural Agreement, Customer Agreement and Safe Keeping Agreement with Morgan Stanley & Co. utilized by World Income Fund (incorporated by reference to Post-Effective Amendment No. 9).

(9)(b) Commodity Customer's Agreement between World Income Fund and Morgan Stanley & Co. (incorporated by reference to Post-Effective Amendment No. 10 ).


(9)(c) Agreement and Plan of Redomicile and Reorganization between the Trust and International Investors Incorporated respecting the reorganization of International Investors Incorporated into the Trust as its fifth series, International Investors. (incorporated by reference to Post-Effective Amendment No. 17).

(9)(d) Form of Accounting and Administrative Services Agreement with respect to Asia Dynasty Fund (Incorporated by reference to Post-effective Amendment No. 23).

(9)(e) Accounting and Administrative Services Agreement with respect to Global Balanced Fund (incorporated by reference to Post-effective Amendment No. 31).

(9)(f) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-effective Amendment No. 31) and Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-effective Amendment No. 34). Letter Agreement to add Global Hard Assets

           Fund (incorporated by reference to Post-effective Amendment No. 36). Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-effective Amendment No. 37).

(9)(g) Form of Accounting and Administrative Services Agreement with respect to Global Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(9)(h) Letter Agreement to add Emerging Markets Growth Fund (to be filed by amendment).

(10) Opinion of Goodwin, Procter & Hoar, including consent, with regard to World Trends Fund (incorporated by reference to Pre-Effective Amendment No. 1); Opinion Of Fund (incorporated by reference to Post-Effective Amendment No. 1); Opinion of Goodwin, Procter & Hoar with regard to World Income Fund (incorporated by reference to Post-Effective Amendment No. 7); Opinion of Goodwin, Procter & Hoar and consent with regard to International Investors (incorporated by reference to Post-Effective Amendment No. 17); Opinion of Goodwin, Procter and Hoar with regard to Asia Dynasty Fund (incorporated by reference to Post-effective Amendment No. 24); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class B shares of Asia Dynasty Fund and with respect to the issuance of Class A and Class B shares of Global Balanced Fund (incorporated by reference to Post-effective Amendment No. 27); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class A and Class B shares of Asia Infrastructure Fund and Global SmallCap Fund (incorporated by reference to Post-effective Amendment No. 31) and Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Global Hard Assets Fund (incorporated by reference to Post-effective Amendment No. 36). Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37). Opinion of Goodwin, Proctor & Hoar including consent, with regard to the issuance of Class B shares of Asia Infrastructure Fund, Gold Opportunity Fund and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 40).

(10)(b) Opinion of Goodwin, Procter & Hoar, with respect to issuance of Class A, Class B and Class C shares of Emerging Markets Growth Fund (to be filed by amendment).

(11)*      Consent of Independent Accountants

(12)       Not Applicable.

(13)       Not Applicable.

(14)(a) Forms of prototype "Keogh" and 403(b)(7) Plans utilized by registrant (incorporated by reference to Post-Effective Amendment No. 10).

(14)(b) Registrant's revised form of IRA Plan (incorporated by reference to Post-Effective Amendment No. 10).

(14)(c) Registrant's form of Simplified Employee Plan (incorporated by reference to Post-Effective Amendment No. 10).

(14)(d) Amendments to the Retirement Plan for Self-Employed Individuals, Partnerships and Corporation using shares of Van Eck Funds and International Investors Incorporated; Profit Sharing Plan Adoption Agreement. (incorporated by reference to Post-Effective Amendment No.
           14).

(15)(a) Plan of Distribution with respect to International Growth Fund and Asia Dynasty Fund Incorporated by reference to Post-Effective Amendment No. 23). Form of Plan of Distribution with respect to Class B shares of Asia Dynasty Fund (Incorporated by reference to Post-Effective Amendment No. 25). Form of Plan of Distribution with respect to Global Balanced Fund (Class A and B) and World Income Fund (Class B) (incorporated by reference to Post-Effective Amendment No.
           26). Letter Agreement to add Global SmallCap Fund (Class A) and Asia Infrastructure Fund (Class A) (incorporated by reference to Gold/Resources Fund (Class C), International Investors Gold Fund (Class C), Global (Class A) (incorporated by reference to Post-Effective Amendment No. 36). Form of Letter Agreement to add Gold Opportunity Fund (Class A and Class C) and Letter Agreement to add Global Hard Assets Fund (Class C) (incorporated by reference to Post-Effective Amendment No. 37. Form of Plan of Distribution with respect to Asia Infrastructure Fund (Class B), Global Hard Assets Fund (Class
           B) and Gold Opportunity Fund

           (Class B) (incorporated by reference to Post-Effective Amendment No.
           39).

(15)(b) Letter Agreement to add Emerging Markets Growth Fund (Class A/Class B/Class C).

(16)       Computation of Performance Quotation.

(17)       Financial Data Schedule.

(18) Powers of Attorney (incorporated by reference from Post-Effective Amendment No. 5).

(19)       Not Applicable.

ITEM 25. Persons controlled by or under common control with Registrant

Not Applicable.

ITEM 26. Number of Holders of Securities

Set forth below are the number of Record Holders as of February 19, 1999 of each series of the Registrant:

           FUND
           NAME                                  NUMBER OF RECORD HOLDERS
           ----                                  ------------------------
                                           CLASS A      CLASS B       CLASS C
                                           -------      -------       -------
           Global Balanced Fund.....         2,392         306
           Asia Dynasty Fund........         1,780         548
           International Investors
            Gold Fund...............        35,179
           Gold/Resources Fund......        11,845
           Global Hard Assets Fund..         2,602         582           448
           U.S. Government Money
            Fund....................         1,842

ITEM 27. Indemnification

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and other Connections of Investment Adviser

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29. Principal Underwriters

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Worldwide Insurance Trust and Van Eck/Chubb Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

NAME AND PRINCIPAL                          POSITION AND OFFICES                            POSITION AND OFFICE
BUSINESS ADDRESS                              WITH UNDERWRITER                                WITH REGISTRANT
------------------                          --------------------                            -------------------
John C. van Eck       Chairman and Director                                             Chairman and President
 99 Park Avenue
 New York, NY 10016
Jan van Eck           President and Director                                            Trustee
 99 Park Avenue
 New York, NY 10016
Sigrid S. van Eck     Vice President and Assistant Treasurer and Director               None
 270 River Road
 Briarcliff Manor,
 NY
Fred M. van Eck       Director                                                          None
 99 Park Avenue
 New York, NY 10016
Derek van Eck         Director                                                          Trustee and Executive Vice President
 99 Park Avenue
 New York, NY 10016
Bruce J. Smith        Vice President, Chief Financial Officer, Treasurer and Controller Vice President and Treasurer
 99 Park Avenue
 New York, NY 10016
Thomas Elwood         Vice President, General Counsel and Secretary                     Vice President and Secretary
 99 Park Avenue
 New York, NY 10016
Susan C. Lashley      Managing Director, Operations                                     Vice President
 99 Park Avenue
 New York, NY 10016
Keith Fletcher        Senior Managing Director                                          None
 99 Park Avenue
 New York, NY 10016

(c) Not Applicable

ITEM 30. Location of Accounts and Records

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder.

      ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
        REFERENCE TO SPECIFIC SUBSECTION OF
             17 CFR 270 31A-1 TO 31A-3                 PERSON IN POSSESSION AND ADDRESS
      ---------------------------------------          --------------------------------
                 31a-1(b)(1)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(2)(i)                 Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(2)(ii)                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(2)(iii)               Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(2)(iv)                DST Systems, Inc.
                                                21 West Tenth Street
                                                Kansas City, Missouri 64105

                 31a-1(b)(3)                    Not Applicable

                 31a-1(b)(4)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(5)                    Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048

                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(6)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(7)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                 31a-1(b)(8)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

      ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
        REFERENCE TO SPECIFIC SUBSECTION OF
             17 CFR 270 31A-1 TO 31A-3                 PERSON IN POSSESSION AND ADDRESS
      ---------------------------------------          --------------------------------
                   31a-1(b)(9)                  Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(b)(10)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(b)(11)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(b)(12)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(c)                     Not Applicable
                   31a-1(d)                     Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(e)                     Not Applicable
                   31a-1(f)                     Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-2(a)(1)                  Van Eck Associate's Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                                                DST Systems, Inc.
                                                21 West Tenth Street
                                                Kansas City, MO 64105
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                                                Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, NY 10048
                   31a-2(b)                     Not Applicable
                   31a-2(c)                     Van Eck Securities Corporation
                                                99 Park Avenue
                                                New York, NY  10016
                   31a-2(d)                     Not Applicable
                   31a-2(e)                     Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY  10016
                   31a-3                        Not Applicable
                   All Other Records            Van Eck Funds
                   pursuant to the Rule         99 Park Avenue
                                                New York, NY 10016

ITEM 31. Management Services
----------------------------

                None


ITEM 32. Undertakings
         ------------

                Registrant undertakes to file a post-effective amendment using financial statements which need not be certified within four to six months from the effective date of Global Real Estate Fund.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 9th day of August, 1999.


                                    VAN ECK FUNDS


                                    By: /s/ John C. van Eck
                                        ----------------------------------
                                        John C. van Eck, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                       Title                      Date
/s/ John C. van Eck
___________________       Chairman and President          8/9/99
John C. van Eck

/s/ Bruce J. Smith
___________________       Chief Financial Officer         8/9/99
Bruce J. Smith

/s/ Jeremy Biggs*
___________________       Trustee                         8/9/99
Jeremy Biggs

/s/ Richard Cowell*
___________________       Trustee                         8/9/99
Richard Cowell

/s/ Philip DeFeo          Trustee                         8/9/99
-------------------
Philip DeFeo

/s/ Wesley G. McCain*
___________________       Trustee                         8/9/99
Wesley G. McCain

/s/ David J. Olderman*
___________________       Trustee                         8/9/99
David J. Olderman

/s/ Ralph F. Peters*
___________________       Trustee                         8/9/99
Ralph F. Peters

/s/ Richard Stamberger*
_______________________             Trustee              8/9/999
Richard Stamberger

/s/ Derek S. van Eck
_______________________             Trustee              8/9/999
Derek S. van Eck

/s/ Jan F. van ECK
_______________________             Trustee              8/9/999
Jan F. van Eck

/s/ John C. van Eck
_________________________

* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.